Share capital (Details 1) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Placing & Registered Direct Offering, share price				£ 5.4000
Consideration for Placing & Registered Direct Offering				£ 4,255
Placing, share price			£ 5.7000	£ 5.4000
Consideration for Placing			£ 10,000	£ 5,750
Exercise of warrants
Exercise of warrants, share price		£ 200.0000	£ 5.9600	£ 6.2642
Consideration for Exercise of warrants			£ 91	£ 783
Share issue to SIPP trustee
Share issue to SIPP trustee, share price		£ 0.0200		£ 0.0200
Consideration Share issue to SIPP trustee
Registered Direct Offering	1,076,000	321,000
Registered Direct Offering Share Price		£ 0.6660
Consideration for Registered Direct Offering		£ 321
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	5,417,137	4,923,420	3,153,694	1,174,752
Placing & Registered Direct Offering				787,878
Placing			1,754,386	1,064,814
Exercise of warrants		1	15,340	125,000
Exercise of warrants, share price		£ 200.000
Share issue to SIPP trustee		1,250		1,250
Share issue to SIPP trustee, share price		£ 0.001
Registered Direct Offering	110,679,610	492,466
Registered Direct Offering Share Price	£ 0.0097	£ 0.6660
Ending balance, shares		5,417,137	4,923,420	3,153,694
Deferred Shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	1,000,001	1,000,001	1,000,001	1,000,001
Ending balance, shares		1,000,001	1,000,001	1,000,001